UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2018 (Unaudited)

DWS Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 40.7%
DWS Core Equity Fund "Institutional" (a)	107,748	3,071,899
DWS EAFE Equity Index Fund "Institutional" (a)	2,651,306	15,775,268
DWS Emerging Markets Equity Fund "Institutional" (a)	43,012	803,464
DWS European Equity Fund "Institutional"* (a)	269,298	2,841,096
DWS Global Small Cap Fund "Institutional" (a)	65,107	2,233,180
DWS International Growth Fund "Institutional" (a)	276,195	8,727,760
Total Equity - Equity Funds (Cost $31,403,924)		33,452,667
Equity - Exchange-Traded Funds 18.3%
iShares MSCI EAFE ETF	40,000	2,510,800
iShares MSCI Japan ETF	28,483	1,576,249
SPDR Bloomberg Barclays Convertible Securities ETF	110,650	5,692,943
SPDR S&P Emerging Asia Pacific ETF	31,400	2,921,770
Vanguard FTSE Developed Markets ETF	59,596	2,368,941
Total Equity - Exchange-Traded Funds (Cost $15,154,754)		15,070,703
Fixed Income - Bond Funds 19.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	92,518	796,580
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	192,646	1,932,233
DWS Global High Income Fund "Institutional" (a)	800,816	5,229,330
DWS GNMA Fund "Institutional" (a)	123,520	1,625,523
DWS High Conviction Global Bond Fund "S" (a)	159,880	1,395,751
DWS High Income Fund "Institutional" (a)	71,155	321,620
DWS Short Duration Fund "S" (a)	283,732	2,411,724
DWS Total Return Bond Fund "Institutional" (a)	258,546	2,603,560
Total Fixed Income - Bond Funds (Cost $16,746,523)		16,316,321
Fixed Income - Exchange-Traded Funds 14.1%
iShares Core U.S. Aggregate Bond ETF	69,848	7,325,658
iShares JP Morgan USD Emerging Markets Bond ETF	17,980	1,864,346
iShares TIPS Bond ETF	21,514	2,350,835
Total Exchange-Traded Funds (Cost $11,986,470)		11,540,839
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bill:
2.366% **, 8/15/2019 (b)	800,000	785,564
2.462% **, 8/15/2019 (b)	400,000	392,782
Total Short-Term U.S. Treasury Obligations (Cost $1,179,461)		1,178,346
	Shares	Value ($)
Fixed Income - Money Market Fund 2.5%
DWS Central Cash Management Government Fund, 2.24% (a) (c) (Cost $2,043,723)	2,043,723	2,043,723
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,514,855)	96.9	79,602,599
Other Assets and Liabilities, Net	3.1	2,552,226
Net Assets	100.0	82,154,825

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2018 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
Equity - Equity Funds 40.7%
DWS Core Equity Fund “Institutional” (a)
3,324,419	9,276	55,100	21,973	(228,669)	9,279	—	107,748	3,071,899
DWS EAFE Equity Index Fund “Institutional” (a)
17,253,234	—	291,899	0	(1,186,067)	—	—	2,651,306	15,775,268
DWS Emerging Markets Equity Fund “Institutional” (a)
846,482	—	14,600	(1,558)	(26,860)	—	—	43,012	803,464
DWS European Equity Fund “Institutional”* (a)
3,368,092	—	52,799	(299)	(473,898)	—	—	269,298	2,841,096
DWS Global Small Cap Fund “Institutional” (a)
2,668,614	—	40,799	(13,465)	(381,170)	—	—	65,107	2,233,180
DWS International Growth Fund “Institutional” (a)
9,801,075	—	159,600	13,207	(926,922)	—	—	276,195	8,727,760
Fixed Income - Bond Funds 19.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
808,371	7,805	14,700	(773)	(4,123)	7,804	—	92,518	796,580
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
2,132,054	103,018	35,900	(15,856)	(251,083)	103,018	—	192,646	1,932,233
DWS Global High Income Fund “Institutional” (a)
5,425,204	70,613	96,200	(2,083)	(168,204)	71,442	—	800,816	5,229,330
DWS GNMA Fund “Institutional” (a)
1,663,947	11,469	29,900	(432)	(19,561)	11,469	—	123,520	1,625,523
DWS High Conviction Global Bond Fund “S” (a)
1,444,278	9,726	25,800	(525)	(31,928)	9,726	—	159,880	1,395,751
DWS High Income Fund “Institutional” (a)
333,599	4,723	5,900	(138)	(10,664)	4,723	—	71,155	321,620
DWS Short Duration Fund “S” (a)
2,458,479	17,944	44,600	(262)	(19,837)	17,944	—	283,732	2,411,724
DWS Total Return Bond Fund “Institutional” (a)
2,696,475	25,744	48,000	(2,338)	(68,321)	25,744	—	258,546	2,603,560
Fixed Income – Money Market Fund 2.5%
DWS Central Cash Management Government Fund, 2.24% (a) (c)
3,290,187	1,327,432	2,573,896	—	—	10,374	—	2,043,723	2,043,723
57,514,510	1,587,750	3,489,693	(2,549)	(3,797,307)	271,523	—	7,439,202	51,812,711

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At November 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Mini Emerging Market Index	USD	12/21/2018	92	4,781,968	4,598,160	(183,808)
S&P 500 E-Mini Index	USD	12/21/2018	59	8,552,498	8,136,985	(415,513)
Total net unrealized depreciation						(599,321)

At November 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI World Index	USD	12/21/2018	48	2,993,675	2,799,840	193,835

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$33,452,667	$—	$—	$33,452,667
Equity - Exchange-Traded Funds	15,070,703	—	—	15,070,703
Fixed Income - Bond Funds	16,316,321	—	—	16,316,321
Fixed Income - Exchange-Traded Funds	11,540,839	—	—	11,540,839
Short-Term U.S. Treasury Obligations	—	1,178,346	—	1,178,346
Fixed Income - Money Market Fund	2,043,723	—	—	2,043,723
Derivatives (d)
Futures Contracts	193,835	—	—	193,835
Total	$78,618,088	$1,178,346	$—	$79,796,434
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(599,321)	$—	$—	$(599,321)
Total	$(599,321)	$—	$—	$(599,321)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (405,486)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Asset Global Allocation Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019